Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Disclosure of Movement of Lease Liabilities
Set out below are the carrying amounts of the lease liabilities and the movements during the period:

in CHF thousands	2022	2021
as at January 1,	6,039	7,218
Additions / new leases	—	—
Remeasurements	—	—
Recognition of interest on lease liabilities	43	53
Payments	(1,232)	(1,232)
Balance as at December 31,	4,850	6,039

Current	1,198	1,189
Non-current	3,652	4,850
Balance as at December 31,	4,850	6,039

Disclosure of Expenses Recognised in Profit or Loss
The following are the expense amounts recognized in the consolidated statement of comprehensive income.

in CHF thousands	2022	2021	2020
Depreciation on right-of-use assets	1,200	1,200	1,256
Interest expense on lease liabilities	43	53	24
Short term leases	—	—	—
Total amount recognized in profit or loss	1,243	1,253	1,280

Disclosure of Contractual Maturities of Financial Liabilities

Contractual maturities of financial liabilities at December 31, 2022 in CHF thousands
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total contractual cashflows	Carrying Amount lease liabilities
Lease liabilities	1,232	1,232	2,464	—	4,928	4,850

Contractual maturities of financial liabilities at December 31, 2021 in CHF thousands
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total contractual cashflows	Carrying Amount lease liabilities
Lease liabilities	1,232	1,232	3,696	—	6,160	6,039